Subsequent Events (Additional Information) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Event [Line Items]
Assets	$ 2,010,612,000	$ 2,006,300,000				$ 1,873,767,000				$ 2,010,612,000		$ 2,006,300,000	$ 1,873,767,000	$ 1,375,888,000
Stockholders' Equity Attributable To Parent	181,861,000	185,026,000				167,610,000				181,861,000		185,026,000	167,610,000	121,534,000	113,549,000
Segment Profit (Loss)	6,532,000	6,194,000	6,292,000	5,967,000	5,602,000	5,573,000	5,167,000	4,864,000	4,645,000	12,341,000	11,569,000	24,055,000	20,249,000	13,405,000
Stock Issued Upon Completion Of Merger										503,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination Purchase Consideration Price per Share										$ 1.75
Market Price Per Share										$ 22.90
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable										2,300,000
Other Payments to Acquire Businesses										716,000
Maximum Stock Exchange Ratio										0.6667
Minimum Stock Exchange Ratio										0.5456
Subsequent Event [Member] | United Commerce [Member]
Subsequent Event [Line Items]
Assets	127,700,000									127,700,000
Stockholders' Equity Attributable To Parent	14,000,000									14,000,000
Segment Profit (Loss)										$ 373,000
Percentage of Ownership held Prior to Merger	4.60%									4.60%